Earnings per share (Tables)	12 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)

	Millions of yen except per share data presented in yen
	Year ended March 31
	2018	2019	2020
Basic—
Net income (loss) attributable to NHI shareholders	¥219,343	¥(100,442)	¥216,998

Weighted average number of shares outstanding	3,474,593,441	3,359,564,840	3,202,369,845

Net income (loss) attributable to NHI shareholders per share	¥63.13	¥(29.90)	¥67.76

Diluted —
Net income (loss) attributable to NHI shareholders	¥219,266	¥(100,525)	¥216,890

Weighted average number of shares outstanding	3,543,602,532	3,359,566,740	3,276,510,404

Net income (loss) attributable to NHI shareholders per share	¥61.88	¥(29.92)	¥66.20